FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  December 31, 2011

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Tyndall Capital Partners, L.P.
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              Address:  599 Lexington Avenue, Suite 4100
                        -----------------------------------
                        New York, New York  10022
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 10427
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Halis
           -----------------

Title:     Manager
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Phone:     212-446-2460
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Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis           New York, NY              January 30, 2012
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REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
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Form 13F Information Table Entry Total:        0
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Form 13F Information Table Value Total:       $ 0
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Confidential information has been  omitted from the  public Form 13F report  and filed separately with the Commission.


List of Other Included Managers:     None
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